Related Party Transactions - Transactions with Significant Influence Entities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party revenue	$ 32.4	$ 17.6	$ 62.7	$ 36.3
Funding received from shareholder loan	(9.8)	0.0	(9.8)	0.0
Related party
Related Party Transaction [Line Items]
Due from related parties	81.8		81.8		$ 65.6
Perfomex
Related Party Transaction [Line Items]
Funding received from shareholder loan	(9.8)	0.0	(9.8)	0.0
Perfomex | Related party
Related Party Transaction [Line Items]
Due from related parties	79.3		79.3		62.9
Perfomex | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	32.4	9.5	62.7	20.2
Perfomex II | Related party
Related Party Transaction [Line Items]
Due from related parties	2.5		2.5		$ 2.7
Perfomex II | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	$ 0.0	$ 8.1	$ 0.0	$ 16.1